Segment Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Text Block [abstract]
Segment assets and liabilities
D.1	Segment assets and liabilities

	2024 US$m	2023 US$m

(a) Segment assets
Australia	29,678	31,602
International	19,556	17,923
Marketing	754	835
New energy/Corporate	11,276	5,001

	61,264	55,361

	2024 US$m	2023 US$m

(b) Segment liabilities
Australia	6,953	7,833
International	2,616	2,624
Marketing	1,115	751
New energy/Corporate	14,427	8,983

	25,111	20,191

Refer to Note A.1 for descriptions of the Group’s segments. New energy/Corporate assets mainly comprise cash and cash equivalents, deferred tax assets, new energy assets in development and lease assets. New energy/Corporate liabilities mainly comprise interest-bearing liabilities, deferred tax liabilities and lease liabilities.
Segment assets include non-current assets¹ of $29,466 million (2023 $30,432 million) in Australia, $13,847 million (2023: $10,967 million) in USA, $5,268 million (2023: $5,295 million) in Senegal, $1,357 million (2023: $567 million) in Mexico
, $1,370 million (2023: $1,265 million) in other locations
.

1.	Excluding deferred tax assets of $2,393 million (2023: $1,717 million).